Commitments and Contingencies (Details) - USD ($)				1 Months Ended		11 Months Ended	12 Months Ended
	Mar. 20, 2025	Jan. 23, 2025	Jan. 14, 2020	Feb. 28, 2018	Jul. 31, 2008	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [LIne Items]
Percentage of grant received							100.00%
Interest expense							$ 300,000
Baxte pays amount				$ 200,000
Remining balance amount				140,000
Expenses services agreement							60,000	$ 60,000	$ 60,000
Consecutive term					1 year
Purchase price per unit					$ 0.136
Percentage of Subject to a Service Charge					1.00%
Aggregate demand amount							1,476,000
Additional payment						$ 300,000	300,000
Legal expenses						300,000
Legal fees							100,000
Rental obligation						5,500	5,500
Administrative expenses							3,000
Consideration services amount	$ 500,000
Future payments						200,000
Contingent obligation							$ 2,600,000
Supply agreement of tisseel description							The Supply Agreement provides for up to 1,000 kits of Tisseel of the 2 ml Tisseel kit, or 500 kits of Tisseel of the 4 ml Tisseel kit, or 200 kits of Tisseel the 10 ml Tisseel kits per year
Bonus amount of VAT		$ 350,000
Material impact
Accrued liability						100,000	$ 100,000
Maximum [Member]
Commitments and Contingencies [LIne Items]
Percentage of payable on sales developed products							4.50%
Minimum [Member]
Commitments and Contingencies [LIne Items]
Percentage of payable on sales developed products							3.00%
CSL [Member]
Commitments and Contingencies [LIne Items]
Demanded total amount			$ 820,000
Additional payment						$ 30,000	$ 30,000
Baxter Services [Member]
Commitments and Contingencies [LIne Items]
Baxte pays amount				$ 60,000
Global Sales [Member] | Maximum [Member]
Commitments and Contingencies [LIne Items]
Contingent milestone payment							300,000
Global Sales [Member] | Minimum [Member]
Commitments and Contingencies [LIne Items]
Contingent milestone payment							$ 200,000